Options Plans (Tables)	12 Months Ended
Dec. 31, 2017
Options Plans [abstract]
Schedule of Elbit Medical plan
	Year ended December 31
	2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		(NIS)		(NIS)

Balance at the beginning of the year	158,592,747	0.14	140,035,935	0.14
Granted (1)	500,000	0.13	22,298,912	0.10
Forfeited	(104,685,257)	0.13	(3,742,100)	0.40
Exercised	(36,670,449)	0.13	-	-

Balance at the end of the year	17,737,041	0.11	158,592,747	0.11

Options exercisable at the year end	2,371,100	0.13	136,293,835	0.13

Schedule of options plan adopted by PC
	Number of options	Max exercisable number of shares	average exercise price	Vested as of December 31, 2017	average contractual life	Option granted to key personnel

PC’s plan	235,520	356,781	GBP 43	253,520	5.06 years	30,000